Fair Value Measurements - Summary of Fair Value of Investments Measured at NAV Per Share as Practical Expedient (Details) - EBP 56-1814206 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 36,601,160	$ 31,895,218
Stable Value Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Other Redemption Restrictions	Daily	Daily
Stable Value Collective Trust Fund | Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,771,088	$ 7,504,773
Unfunded Commitments	$ 0	$ 0
Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Other Redemption Restrictions	Daily	Daily
Common Collective Trust Funds | Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,296,337	$ 2,071,175
Unfunded Commitments	0	0
Collective Trust Funds | Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 10,067,425	$ 9,575,948